UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Equity Fund

Class I shares (ARSOX)

Aristotle International Equity Fund

Class I shares (ARSFX)

Aristotle Strategic Credit Fund

Class I shares (ARSSX)

Aristotle Value Equity Fund

Class I shares (ARSQX)

Aristotle Small Cap Equity Fund

Class I shares (ARSBX)

Aristotle Core Equity Fund

Class I shares (ARSLX)

SEMI-ANNUAL REPORT

June 30, 2022

Aristotle Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	40
Notes to Financial Statements	47
Expense Examples	59

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle/Saul Global Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	AUSTRIA — 0.9%
24,500	Erste Group Bank A.G.	$621,358
	CANADA — 5.8%
30,100	Brookfield Asset Management, Inc. - Class A	1,338,973
67,900	Cameco Corp.	1,427,419
26,000	Magna International, Inc.	1,427,400
		4,193,792
	FRANCE — 6.6%
50,000	Cie Generale des Etablissements Michelin SCA	1,361,088
2,450	LVMH Moet Hennessy Louis Vuitton S.E.	1,493,570
36,200	TotalEnergies S.E.	1,910,914
		4,765,572
	GERMANY — 7.1%
6,100	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	1,433,263
21,700	Nemetschek S.E.	1,313,553
1,700	Rational A.G.	987,896
12,900	Symrise A.G.	1,403,967
		5,138,679
	HONG KONG — 2.4%
159,000	AIA Group Ltd.	1,723,371
	IRELAND — 1.9%
15,150	Medtronic PLC	1,359,713
	JAPAN — 15.0%
7,300	FANUC Corp.	1,142,777
47,100	KDDI Corp.	1,488,885
79,700	Kubota Corp.	1,190,683
54,900	Marui Group Co., Ltd.	960,993
115,300	Mitsubishi UFJ Financial Group, Inc.	619,840
15,600	Nidec Corp.	963,502
45,300	Otsuka Holdings Co., Ltd.	1,608,604
53,000	Pan Pacific International Holdings Corp.	845,703
24,600	Sony Group Corp.	2,011,623
		10,832,610
	KOREA (REPUBLIC OF-SOUTH) — 2.6%
46,200	Samsung Electronics Co., Ltd.	1,850,277
1

Aristotle/Saul Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.5%
12,200	Heineken N.V.	$1,112,346
	SINGAPORE — 2.3%
77,646	DBS Group Holdings Ltd.	1,658,773
	SWEDEN — 1.3%
43,600	Assa Abloy A.B. - Class B	926,145
	SWITZERLAND — 2.3%
23,200	Alcon, Inc.	1,620,379
	UNITED KINGDOM — 4.8%
87,200	GSK PLC	1,874,137
270,000	Rentokil Initial PLC	1,559,854
		3,433,991
	UNITED STATES — 42.6%
5,000	Adobe, Inc.*	1,830,300
7,800	Amgen, Inc.	1,897,740
35,800	Carnival PLC*	270,014
27,900	Coca-Cola Co.	1,755,189
8,200	Danaher Corp.	2,078,864
19,600	Dolby Laboratories, Inc. - Class A	1,402,576
21,000	FirstCash Holdings, Inc.	1,459,710
16,400	FMC Corp.	1,754,964
6,400	General Dynamics Corp.	1,416,000
6,600	Honeywell International, Inc.	1,147,146
29,200	Lennar Corp. - Class A	2,060,644
6,400	Martin Marietta Materials, Inc.	1,915,136
33,400	Microchip Technology, Inc.	1,939,872
12,000	Microsoft Corp.	3,081,960
18,700	Oshkosh Corp.	1,536,018
9,900	PayPal Holdings, Inc.*	691,416
9,600	Procter & Gamble Co.	1,380,384
12,900	QUALCOMM, Inc.	1,647,846
17,700	RPM International, Inc.	1,393,344
		30,659,123
	Total Common Stocks
	(Cost $62,397,172)	69,896,129
2

Aristotle/Saul Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.6%
$1,912,676	UMB Bank Demand Deposit, 0.01%[1]	$1,912,676
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,912,676)	1,912,676
	TOTAL INVESTMENTS — 99.7%
	(Cost $64,309,848)	71,808,805
	Other Assets in Excess of Liabilities — 0.3%	194,722
	TOTAL NET ASSETS — 100.0%	$72,003,527

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

3

Aristotle/Saul Global Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	23.2%
Health Care	14.5%
Industrials	13.8%
Financials	12.3%
Consumer Discretionary	10.5%
Materials	9.0%
Consumer Staples	7.1%
Energy	4.6%
Communications	2.1%
Total Common Stocks	97.1%
Short-Term Investments	2.6%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

4

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	AUSTRIA — 1.5%
210,100	Erste Group Bank A.G.	$5,328,464
	CANADA — 8.8%
337,100	Brookfield Asset Management, Inc. - Class A	14,995,608
342,900	Cameco Corp.	7,208,572
168,700	Magna International, Inc.	9,263,297
		31,467,477
	FRANCE — 14.9%
118,600	Amundi S.A.[1]	6,488,074
318,800	Cie Generale des Etablissements Michelin SCA	8,678,296
319,100	Dassault Systemes S.E.	11,743,027
16,400	LVMH Moet Hennessy Louis Vuitton S.E.	9,997,778
70,400	Safran S.A.	6,950,727
176,500	TotalEnergies S.E.	9,317,025
		53,174,927
	GERMANY — 7.6%
41,500	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	9,750,891
152,200	Nemetschek S.E.	9,213,029
75,700	Symrise A.G.	8,238,781
		27,202,701
	HONG KONG — 2.8%
911,400	AIA Group Ltd.	9,878,494
	IRELAND — 7.0%
61,900	Accenture PLC - Class A	17,186,535
260,600	Experian PLC	7,632,424
		24,818,959
	JAPAN — 19.3%
51,400	FANUC Corp.	8,046,403
326,200	KDDI Corp.	10,311,555
425,500	Kubota Corp.	6,356,784
395,200	Marui Group Co., Ltd.	6,917,748
101,800	Nidec Corp.	6,287,470
188,200	Otsuka Holdings Co., Ltd.	6,682,986
621,000	Pan Pacific International Holdings Corp.	9,909,088
172,500	Sony Group Corp.	14,105,893
		68,617,927
5

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.2%
178,500	Samsung Electronics Co., Ltd.	$7,836,183
	NETHERLANDS — 4.6%
108,000	Akzo Nobel N.V.	7,087,571
103,200	Heineken N.V.	9,409,348
		16,496,919
	PERU — 2.5%
74,900	Credicorp Ltd.	8,981,259
	SINGAPORE — 2.7%
449,700	DBS Group Holdings Ltd.	9,607,065
	SWEDEN — 1.9%
318,800	Assa Abloy A.B. - Class B	6,771,906
	SWITZERLAND — 5.1%
148,900	Alcon, Inc.	10,399,761
93,500	Novartis A.G.	7,918,168
		18,317,929
	UNITED KINGDOM — 15.4%
230,100	Ashtead Group PLC	9,632,549
183,700	Coca-Cola Europacific Partners PLC	9,480,757
577,400	GSK PLC	12,409,707
91,100	Reckitt Benckiser Group PLC	6,842,203
1,542,300	Rentokil Initial PLC	8,910,232
166,500	Unilever PLC	7,558,982
		54,834,430
	UNITED STATES — 0.4%
173,200	Carnival PLC*	1,306,326
	Total Common Stocks
	(Cost $376,532,864)	344,640,966

6

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.9%
$10,195,192	UMB Bank Demand Deposit, 0.01%[2]	$10,195,192
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,195,192)	10,195,192
	TOTAL INVESTMENTS — 99.6%
	(Cost $386,728,056)	354,836,158
	Other Assets in Excess of Liabilities — 0.4%	1,340,271
	TOTAL NET ASSETS — 100.0%	$356,176,429

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,488,074, which represents 1.8% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

7

Aristotle International Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	20.8%
Financials	18.3%
Industrials	13.1%
Consumer Staples	12.1%
Health Care	10.5%
Consumer Discretionary	10.1%
Materials	6.3%
Communications	2.9%
Energy	2.6%
Total Common Stocks	96.7%
Short-Term Investments	2.9%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

8

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS — 4.8%
	COMMUNICATIONS — 1.6%
$135,139	CSC Holdings LLC 3.824% (1-Month USD Libor+250 basis points), 4/15/2027[1,2,3]	$125,947
	CONSUMER DISCRETIONARY — 2.8%
160,000	AAdvantage Loyalty IP Ltd. 5.813% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,3]	153,057
31,125	Griffon Corp. 4.355% (1-Month Term SOFR+285 basis points), 1/20/2029[1,2,3]	29,815
47,250	WW International, Inc. 5.170% (1-Month USD Libor+350 basis points), 4/13/2028[1,2,3]	37,517
		220,389
	TECHNOLOGY — 0.4%
29,400	Presidio Holdings, Inc. 4.759% (1-Month USD Libor+350 basis points), 1/22/2027[1,2,3]	27,942
	TOTAL BANK LOANS
	(Cost $404,171)	374,278
	CORPORATE BONDS — 89.1%
	COMMUNICATIONS — 8.7%
121,000	AMC Networks, Inc. 4.250%, 2/15/2029[2]	98,074
70,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.500%, 5/1/2032[2]	56,525
83,000	Discovery Communications LLC 3.625%, 5/15/2030[2]	73,746
107,000	DISH DBS Corp. 5.875%, 11/15/2024	90,415
108,000	Hughes Satellite Systems Corp. 6.625%, 8/1/2026	95,850
100,000	iHeartCommunications, Inc. 6.375%, 5/1/2026[2]	92,500
111,000	Lamar Media Corp. 4.875%, 1/15/2029[2]	99,866
99,000	Lumen Technologies, Inc. 7.650%, 3/15/2042	75,982
		682,958
	CONSUMER DISCRETIONARY — 28.9%
96,000	Asbury Automotive Group, Inc. 4.750%, 3/1/2030[2]	78,936
55,000	Bath & Body Works, Inc. 6.694%, 1/15/2027	51,415
9

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$121,000	Beazer Homes USA, Inc. 5.875%, 10/15/2027[2]	$93,171
91,000	Brinker International, Inc. 3.875%, 5/15/2023	89,442
111,000	Carnival Corp. 7.200%, 10/1/2023[4]	106,416
82,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op 6.500%, 10/1/2028[2]	77,833
75,000	Cinemark USA, Inc. 8.750%, 5/1/2025[2,5]	75,723
77,000	Dana, Inc. 5.625%, 6/15/2028[2]	66,278
40,000	Delta Air Lines, Inc. 2.900%, 10/28/2024[2]	37,050
45,000	Ford Motor Co. 9.625%, 4/22/2030[2]	50,175
87,000	General Motors Financial Co., Inc. 2.350%, 2/26/2027[2]	76,738
113,000	Goodyear Tire & Rubber Co. 5.000%, 5/31/2026[2]	104,289
122,000	Griffon Corp. 5.750%, 3/1/2028[2]	110,715
89,410	JetBlue 2020-1 Class B Pass-Through Trust 7.750%, 5/15/2030	91,631
77,000	KB Home 7.625%, 5/15/2023[2]	77,929
123,000	Marriott Ownership Resorts, Inc. 4.750%, 1/15/2028[2]	106,690
136,000	MGM Resorts International 4.750%, 10/15/2028[2]	114,369
58,000	QVC, Inc. 4.850%, 4/1/2024	54,219
186,000	RR Donnelley & Sons Co. 6.500%, 11/15/2023	184,140
40,000	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	37,547
123,000	Tenneco, Inc. 5.000%, 7/15/2026[2]	115,005
110,000	Travel + Leisure Co. 6.000%, 4/1/2027[2]	99,489
101,000	Tri Pointe Homes, Inc. 5.250%, 6/1/2027[2]	88,288
10

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$158,178	United Airlines 2019-2 Class B Pass-Through Trust 3.500%, 11/1/2029	$136,827
155,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	143,986
		2,268,301
	ENERGY — 19.4%
75,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc. 1.231%, 12/15/2023	72,927
79,000	Buckeye Partners LP 4.125%, 12/1/2027[2]	67,150
77,000	Continental Resources, Inc. 4.500%, 4/15/2023[2]	77,266
87,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.750%, 4/1/2025[2]	81,345
75,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.750%, 1/30/2028[2,5]	71,062
40,000	EQM Midstream Partners LP 4.000%, 8/1/2024[2]	37,132
48,000	Hess Corp. 4.300%, 4/1/2027[2]	46,857
117,000	HollyFrontier Corp. 2.625%, 10/1/2023	113,681
80,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.000%, 8/1/2026[2,5]	75,319
40,000	Matador Resources Co. 5.875%, 9/15/2026[2]	38,451
93,000	Murphy Oil Corp. 5.750%, 8/15/2025[2]	91,625
10,000	Murphy Oil Corp. 6.875%, 8/15/2024[2]	9,988
49,000	NuStar Logistics LP 5.750%, 10/1/2025[2]	45,815
60,000	Oceaneering International, Inc. 4.650%, 11/15/2024[2]	55,501
90,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[2]	74,917
82,000	PDC Energy, Inc. 6.125%, 9/15/2024[2]	81,442
81,000	Southern Natural Gas Co. LLC 0.625%, 4/28/2023[2,5]	78,571
118,000	Southwestern Energy Co. 5.950%, 1/23/2025[2]	116,571
11

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$106,000	Sunoco LP / Sunoco Finance Corp. 5.875%, 3/15/2028[2]	$96,646
44,000	Targa Resources Corp. 4.200%, 2/1/2033[2]	39,974
80,000	Vermilion Energy, Inc. 6.875%, 5/1/2030[2,4,5]	71,600
85,000	Western Midstream Operating LP 3.600%, 2/1/2025[2]	78,306
		1,522,146
	FINANCIALS — 21.4%
67,000	Air Lease Corp. 4.125% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+315 basis points)[2,6,7]	48,140
113,000	Aircastle Ltd. 5.000%, 4/1/2023[4]	112,874
56,000	Ally Financial, Inc. 8.000%, 11/1/2031	62,400
70,000	Citigroup, Inc. 6.250% (3-Month USD Libor+452 basis points)[2,6,7]	68,194
128,000	Goldman Sachs Group, Inc. 2.988% (3-Month USD Libor+175 basis points), 10/28/2027[2,3]	126,485
118,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.750%, 9/15/2024[2]	110,097
60,000	iStar, Inc. 4.750%, 10/1/2024[2]	56,492
79,000	Morgan Stanley 3.700%, 10/23/2024	78,907
105,000	MPT Operating Partnership LP / MPT Finance Corp. 5.000%, 10/15/2027[2]	96,040
103,000	Navient Corp. 5.875%, 10/25/2024	94,714
	OneMain Finance Corp.
129,000	7.125%, 3/15/2026	119,688
81,000	4.000%, 9/15/2030[2]	59,965
87,000	Pacific Life Global Funding II 1.375%, 4/14/2026[5]	78,435
114,000	Prudential Financial, Inc. 5.875% (3-Month USD Libor+418 basis points), 9/15/2042[2,7]	111,919
65,000	Radian Group, Inc. 6.625%, 3/15/2025[2]	63,457
101,000	RHP Hotel Properties LP / RHP Finance Corp. 4.750%, 10/15/2027[2]	89,704
12

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$130,000	Service Properties Trust 4.500%, 3/15/2025[2]	$102,756
127,000	Starwood Property Trust, Inc. 4.750%, 3/15/2025[2]	116,240
84,000	VICI Properties LP / VICI Note Co., Inc. 4.250%, 12/1/2026[2,5]	76,718
		1,673,225
	HEALTH CARE — 3.5%
	Encompass Health Corp.
72,000	4.500%, 2/1/2028[2]	61,588
40,000	4.750%, 2/1/2030[2]	33,437
83,000	Tenet Healthcare Corp. 4.625%, 7/15/2024[2]	79,658
102,000	Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 7/21/2023[4]	97,961
		272,644
	INDUSTRIALS — 1.8%
107,000	Titan International, Inc. 7.000%, 4/30/2028[2]	100,516
45,000	United Rentals North America, Inc. 4.000%, 7/15/2030[2]	38,469
		138,985
	MATERIALS — 3.5%
	Allegheny Technologies, Inc.
40,000	5.875%, 12/1/2027[2]	35,420
71,000	5.125%, 10/1/2031[2]	54,417
62,000	Carpenter Technology Corp. 7.625%, 3/15/2030[2]	56,934
111,000	Mercer International, Inc. 5.500%, 1/15/2026[2]	106,994
24,000	Olin Corp. 5.500%, 8/15/2022	23,850
		277,615
	TECHNOLOGY — 1.1%
45,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.400%, 6/1/2027[2,4]	44,363
13

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$40,000	Xilinx, Inc. 2.950%, 6/1/2024[2]	$39,706
		84,069
	UTILITIES — 0.8%
65,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/2024[2]	62,733
	TOTAL CORPORATE BONDS
	(Cost $7,794,478)	6,982,676

Number of Shares
	PREFERRED STOCKS — 0.9%
	FINANCIALS — 0.9%
60	Wells Fargo & Co., 7.500%[6,8]	73,208
	TOTAL PREFERRED STOCKS
	(Cost $83,610)	73,208

Principal Amount
	SHORT-TERM INVESTMENTS — 6.2%
$488,731	UMB Bank Demand Deposit, 0.01%[9]	488,731
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $488,731)	488,731
	TOTAL INVESTMENTS — 101.0%
	(Cost $8,770,990)	7,918,893
	Liabilities in Excess of Other Assets — (1.0)%	(78,953)
	TOTAL NET ASSETS — 100.0%	$7,839,940

LP – Limited Partnership

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
~~[4]~~	Foreign security denominated in U.S. dollars.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $527,428, which represents 6.7% of total net assets of the Fund.
[6]	Perpetual security. Maturity date is not applicable.

14

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

[7]	Variable rate security.
[8]	Convertible security.
[9]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

15

Aristotle Strategic Credit Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans
Consumer Discretionary	2.8%
Communications	1.6%
Technology	0.4%
Total Bank Loans	4.8%
Corporate Bonds
Consumer Discretionary	28.9%
Financials	21.4%
Energy	19.4%
Communications	8.7%
Materials	3.5%
Health Care	3.5%
Industrials	1.8%
Technology	1.1%
Utilities	0.8%
Total Corporate Bonds	89.1%
Preferred Stocks
Financials	0.9%
Short-Term Investments	6.2%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

16

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	CONSUMER DISCRETIONARY — 4.4%
1,057,920	Cie Generale des Etablissements Michelin SCA - ADR[1]	$14,334,816
250,500	Lennar Corp. - Class A	17,677,785
78	Lennar Corp. - Class B	4,580
		32,017,181
	CONSUMER STAPLES — 9.2%
309,200	Coca-Cola Co.	19,451,772
65,900	Constellation Brands, Inc. - Class A	15,358,654
122,300	Procter & Gamble Co.	17,585,517
174,800	Tyson Foods, Inc. - Class A	15,043,288
		67,439,231
	ENERGY — 4.3%
749,100	Coterra Energy, Inc.	19,319,289
147,800	Phillips 66	12,118,122
		31,437,411
	FINANCIALS — 16.7%
72,500	Ameriprise Financial, Inc.	17,231,800
180,400	Blackstone, Inc.	16,457,892
182,000	Capital One Financial Corp.	18,962,580
162,900	Cincinnati Financial Corp.	19,381,842
161,100	Commerce Bancshares, Inc.	10,576,215
123,100	Cullen/Frost Bankers, Inc.	14,334,995
1,635,200	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	8,731,968
108,700	PNC Financial Services Group, Inc.	17,149,599
		122,826,891
	HEALTH CARE — 11.5%
230,700	Alcon, Inc.[1]	16,123,623
81,900	Amgen, Inc.	19,926,270
91,600	Danaher Corp.	23,222,432
520,200	Elanco Animal Health, Inc.*	10,211,526
164,600	Medtronic PLC[1]	14,772,850
		84,256,701
	INDUSTRIALS — 10.5%
71,100	General Dynamics Corp.	15,730,875
96,200	Honeywell International, Inc.	16,720,522
134,500	Oshkosh Corp.	11,047,830
75,900	Parker-Hannifin Corp.	18,675,195
17

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
191,800	Xylem, Inc.	$14,994,924
		77,169,346
	MATERIALS — 10.2%
499,200	Corteva, Inc.	27,026,688
96,700	Ecolab, Inc.	14,868,592
60,400	Martin Marietta Materials, Inc.	18,074,096
193,300	RPM International, Inc.	15,216,576
		75,185,952
	REAL ESTATE — 4.9%
114,600	Crown Castle International Corp. - REIT	19,296,348
122,500	Equity LifeStyle Properties, Inc. - REIT	8,632,575
52,300	Sun Communities, Inc. - REIT	8,334,528
		36,263,451
	TECHNOLOGY — 20.7%
60,500	Adobe, Inc.*	22,146,630
77,100	ANSYS, Inc.*	18,449,259
92,000	Autodesk, Inc.*	15,820,320
311,900	Microchip Technology, Inc.	18,115,152
123,900	Microsoft Corp.	31,821,237
83,800	PayPal Holdings, Inc.*	5,852,592
156,500	QUALCOMM, Inc.	19,991,310
239,000	Sony Group Corp. - ADR[1]	19,543,030
		151,739,530
	UTILITIES — 5.4%
173,600	Atmos Energy Corp.	19,460,560
289,100	Xcel Energy, Inc.	20,456,716
		39,917,276
	TOTAL COMMON STOCKS
	(Cost $724,441,469)	718,252,970

18

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.1%
$15,052,915	UMB Bank Demand Deposit, 0.01%[2]	$15,052,915
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,052,915)	15,052,915
	TOTAL INVESTMENTS — 99.9%
	(Cost $739,494,384)	733,305,885
	Other Assets in Excess of Liabilities — 0.1%	828,255
	TOTAL NET ASSETS — 100.0%	$734,134,140

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

19

Aristotle Value Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	20.7%
Financials	16.7%
Health Care	11.5%
Industrials	10.5%
Materials	10.2%
Consumer Staples	9.2%
Utilities	5.4%
Real Estate	4.9%
Consumer Discretionary	4.4%
Energy	4.3%
Total Common Stocks	97.8%
Short-Term Investments	2.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

20

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	COMMUNICATIONS — 1.6%
29,396	ATN International, Inc.	$1,378,966
23,530	World Wrestling Entertainment, Inc. - Class A	1,470,390
		2,849,356
	CONSUMER DISCRETIONARY — 4.9%
97,512	1-800-Flowers.com, Inc. - Class A*	927,339
32,801	Carter's, Inc.	2,311,814
104,833	Designer Brands, Inc.	1,369,119
31,918	KB Home	908,386
50,418	Liquidity Services, Inc.*	677,618
42,145	Monro, Inc.	1,807,178
30,000	Wolverine World Wide, Inc.	604,800
		8,606,254
	CONSUMER STAPLES — 4.4%
18,613	Cal-Maine Foods, Inc.	919,668
23,235	Chefs' Warehouse, Inc.*	903,609
51,197	Herbalife Nutrition Ltd.*,[1]	1,046,979
7,725	J & J Snack Foods Corp.	1,078,873
44,879	Nu Skin Enterprises, Inc. - Class A	1,943,261
42,767	TreeHouse Foods, Inc.*	1,788,516
		7,680,906
	ENERGY — 2.3%
251,827	NexTier Oilfield Solutions, Inc.*	2,394,875
83,789	Oceaneering International, Inc.*	894,867
246,082	Ring Energy, Inc.*	654,578
		3,944,320
	FINANCIALS — 14.0%
40,870	BankUnited, Inc.	1,453,746
19,772	Banner Corp.	1,111,384
24,190	Berkshire Hills Bancorp, Inc.	599,186
78,072	BRP Group, Inc. - Class A*	1,885,439
100,512	Byline Bancorp, Inc.	2,392,186
49,675	Customers Bancorp, Inc.*	1,683,983
30,063	eHealth, Inc.*	280,488
60,330	Flushing Financial Corp.	1,282,616
75,409	Huntington Bancshares, Inc.	907,170
76,746	National Bank Holdings Corp. - Class A	2,937,069
50,558	Pacific Premier Bancorp, Inc.	1,478,316
44,077	PacWest Bancorp	1,175,093
21

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
4,452	Signature Bank	$797,843
29,706	Texas Capital Bancshares, Inc.*	1,563,724
50,133	United Community Banks, Inc.	1,513,515
66,582	Veritex Holdings, Inc.	1,948,189
25,830	Voya Financial, Inc.	1,537,660
		24,547,607
	HEALTH CARE — 17.1%
60,903	Acadia Healthcare Co., Inc.*	4,118,870
55,920	Avid Bioservices, Inc.*	853,339
8,610	Charles River Laboratories International, Inc.*	1,842,282
5,582	Chemed Corp.	2,620,135
118,893	Coherus Biosciences, Inc.*	860,785
131,463	Cross Country Healthcare, Inc.*	2,738,374
17,319	Haemonetics Corp.*	1,128,852
30,738	HealthEquity, Inc.*	1,887,006
43,379	MEDNAX, Inc.*	911,393
63,963	Merit Medical Systems, Inc.*	3,471,272
27,480	ModivCare, Inc.*	2,322,060
61,507	PetIQ, Inc. - Class A*	1,032,703
41,491	Prestige Consumer Healthcare, Inc.*	2,439,671
18,625	QuidelOrtho Corp.*	1,809,977
63,701	Supernus Pharmaceuticals, Inc.*	1,842,233
		29,878,952
	INDUSTRIALS — 31.8%
33,586	Advanced Energy Industries, Inc.	2,451,106
53,276	AerCap Holdings NV*,[1]	2,181,119
33,733	Albany International Corp. - Class A	2,657,823
47,236	Altra Industrial Motion Corp.	1,665,069
271,861	Ardmore Shipping Corp.*,[1]	1,894,871
34,470	ASGN, Inc.*	3,110,918
63,130	AZEK Co., Inc.*	1,056,796
20,765	AZZ, Inc.	847,627
58,334	Barnes Group, Inc.	1,816,521
35,616	Belden, Inc.	1,897,264
38,299	Capital Product Partners LP1	580,230
24,257	Casella Waste Systems, Inc. - Class A*	1,762,999
46,304	Columbus McKinnon Corp.	1,313,645
42,785	Dycom Industries, Inc.*	3,980,716
6,678	FTI Consulting, Inc.*	1,207,716
131,233	Harsco Corp.*	933,067
22

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
55,977	Huron Consulting Group, Inc.*	$3,637,945
29,561	International Seaways, Inc.[1]	626,693
48,529	Itron, Inc.*	2,398,789
56,581	KBR, Inc.	2,737,955
57,612	Matthews International Corp. - Class A	1,651,736
42,211	Mercury Systems, Inc.*	2,715,434
15,319	Novanta, Inc.*,[1]	1,857,735
72,377	SP Plus Corp.*	2,223,421
54,764	Titan Machinery, Inc.*	1,227,261
259,694	U.S. Xpress Enterprises, Inc. - Class A*	695,980
54,421	Viad Corp.*	1,502,564
84,258	Wabash National Corp.	1,144,224
24,190	Westinghouse Air Brake Technologies Corp.	1,985,515
59,347	WillScot Mobile Mini Holdings Corp.*	1,924,030
		55,686,769
	MATERIALS — 2.0%
105,397	Alamos Gold, Inc. - Class A1	739,887
43,406	Silgan Holdings, Inc.	1,794,838
43,949	Summit Materials, Inc. - Class A*	1,023,572
		3,558,297
	REAL ESTATE — 4.3%
104,522	Armada Hoffler Properties, Inc. - REIT	1,342,062
50,870	Community Healthcare Trust, Inc. - REIT	1,842,003
105,012	iStar, Inc. - REIT	1,439,715
25,112	JBG SMITH Properties - REIT	593,648
76,222	STAG Industrial, Inc. - REIT	2,353,735
		7,571,163
	TECHNOLOGY — 11.4%
84,128	ACI Worldwide, Inc.*	2,178,074
7,300	Aspen Technology, Inc.*	1,340,864
56,206	Benchmark Electronics, Inc.	1,268,007
82,770	Box, Inc. - Class A*	2,080,838
150,578	CalAmp Corp.*	627,910
20,523	Euronet Worldwide, Inc.*	2,064,408
142,875	Infinera Corp.*	765,810
20,655	Insight Enterprises, Inc.*	1,782,113
130,512	Knowles Corp.*	2,261,773
51,507	MACOM Technology Solutions Holdings, Inc.*	2,374,473
3,718	Rogers Corp.*	974,451
23

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
89,303	Sonos, Inc.*	$1,611,026
47,813	Xperi Holding Corp.	689,942
		20,019,689
	UTILITIES — 3.2%
42,654	ALLETE, Inc.	2,507,202
51,278	Unitil Corp.	3,011,044
		5,518,246
	TOTAL COMMON STOCKS
	(Cost $166,520,473)	169,861,559
	EXCHANGE-TRADED FUNDS — 1.8%
9,066	iShares Russell 2000 ETF	1,535,418
11,267	iShares Russell 2000 Value ETF	1,534,002
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,968,032)	3,069,420

Principal Amount
	SHORT-TERM INVESTMENTS — 1.4%
$2,417,058	UMB Bank Demand Deposit, 0.01%[2]	2,417,058
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,417,058)	2,417,058
	TOTAL INVESTMENTS — 100.2%
	(Cost $171,905,563)	175,348,037
	Liabilities in Excess of Other Assets — (0.2)%	(286,405)
	TOTAL NET ASSETS — 100.0%	$175,061,632

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

24

Aristotle Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	31.8%
Health Care	17.1%
Financials	14.0%
Technology	11.4%
Consumer Discretionary	4.9%
Consumer Staples	4.4%
Real Estate	4.3%
Utilities	3.2%
Energy	2.3%
Materials	2.0%
Communications	1.6%
Total Common Stocks	97.0%
Exchange-Traded Funds	1.8%
Short-Term Investments	1.4%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

25

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	COMMUNICATIONS — 7.9%
4,216	Alphabet, Inc. - Class A*	$9,187,760
42,416	Comcast Corp. - Class A	1,664,404
20,818	Walt Disney Co.*	1,965,219
		12,817,383
	CONSUMER DISCRETIONARY — 10.7%
55,660	Amazon.com, Inc.*	5,911,648
9,200	Dollar General Corp.	2,258,048
52,041	General Motors Co.*	1,652,822
11,474	Home Depot, Inc.	3,146,974
14,985	Marriott International, Inc. - Class A	2,038,110
3,780	O'Reilly Automotive, Inc.*	2,388,053
		17,395,655
	CONSUMER STAPLES — 6.8%
7,289	Costco Wholesale Corp.	3,493,472
61,583	Darling Ingredients, Inc.*	3,682,664
8,296	Estee Lauder Cos., Inc. - Class A	2,112,742
10,599	PepsiCo, Inc.	1,766,429
		11,055,307
	ENERGY — 2.0%
39,456	Phillips 66	3,234,998
	FINANCIALS — 10.6%
13,478	Ameriprise Financial, Inc.	3,203,451
105,972	Bank of America Corp.	3,298,908
20,632	Chubb Ltd.[1]	4,055,839
31,430	Intercontinental Exchange, Inc.	2,955,677
34,016	JPMorgan Chase & Co.	3,830,542
		17,344,417
	HEALTH CARE — 16.5%
35,490	Abbott Laboratories	3,855,989
136,935	Adaptive Biotechnologies Corp.*	1,107,804
14,869	Becton, Dickinson and Co.	3,665,655
7,528	Bio-Techne Corp.	2,609,506
43,143	Bristol-Myers Squibb Co.	3,322,011
23,996	Catalent, Inc.*	2,574,531
15,222	Cigna Corp.	4,011,301
16,229	Guardant Health, Inc.*	654,678
26

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,998	Teleflex, Inc.	$1,720,458
6,105	Thermo Fisher Scientific, Inc.	3,316,724
		26,838,657
	INDUSTRIALS — 9.4%
33,372	AMETEK, Inc.	3,667,249
10,871	Chart Industries, Inc.*	1,819,588
15,014	Honeywell International, Inc.	2,609,583
19,313	Norfolk Southern Corp.	4,389,652
45,645	Spirit AeroSystems Holdings, Inc. - Class A	1,337,398
12,065	Trane Technologies PLC	1,566,882
		15,390,352
	MATERIALS — 2.5%
16,468	Avery Dennison Corp.	2,665,675
20,600	Ball Corp.	1,416,662
		4,082,337
	REAL ESTATE — 1.7%
9,781	Alexandria Real Estate Equities, Inc. - REIT	1,418,538
11,795	Prologis, Inc.	1,387,682
		2,806,220
	TECHNOLOGY — 26.8%
11,930	Accenture PLC - Class A	3,312,364
92,079	Apple, Inc.	12,589,041
21,645	Applied Materials, Inc.	1,969,262
8,712	Broadcom, Inc.	4,232,377
18,838	Microchip Technology, Inc.	1,094,111
49,705	Microsoft Corp.	12,765,735
12,906	NVIDIA Corp.	1,956,421
5,721	ServiceNow, Inc.*	2,720,450
15,087	Visa, Inc. - Class A	2,970,479
		43,610,240
	UTILITIES — 3.1%
14,478	American Water Works Co., Inc.	2,153,892
38,314	NextEra Energy, Inc.	2,967,803
		5,121,695
	TOTAL COMMON STOCKS
	(Cost $158,315,327)	159,697,261
27

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.6%
$4,128,664	UMB Bank Demand Deposit, 0.01%[2]	$4,128,664
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,128,664)	4,128,664
	TOTAL INVESTMENTS — 100.6%
	(Cost $162,443,991)	163,825,925
	Liabilities in Excess of Other Assets — (0.6)%	(920,290)
	TOTAL NET ASSETS — 100.0%	$162,905,635

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

28

Aristotle Core Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	26.8%
Health Care	16.5%
Consumer Discretionary	10.7%
Financials	10.6%
Industrials	9.4%
Communications	7.9%
Consumer Staples	6.8%
Utilities	3.1%
Materials	2.5%
Energy	2.0%
Real Estate	1.7%
Total Common Stocks	98.0%
Short-Term Investments	2.6%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

29

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2022 (Unaudited)

	Aristotle/Saul Global Equity Fund	Aristotle International Equity Fund	Aristotle Strategic Credit Fund
Assets:
Investments, at cost	$64,309,848	$386,728,056	$8,770,990
Foreign currency, at cost	31,390	132,609	-
Investments, at value	$71,808,805	$354,836,158	$7,918,893
Foreign currency, at value	31,461	132,697	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	26,699	720,483	-
Dividends and interest	119,110	480,021	105,360
Reclaims receivable	101,154	678,983	-
Due from Advisor	-	-	10,397
Prepaid expenses	13,115	21,256	7,370
Total assets	72,100,344	356,869,598	8,042,020
Liabilities:
Payables:
Investment securities purchased	-	-	157,647
Fund shares redeemed	-	443,803	-
Advisory fees	33,768	170,510	-
Shareholder servicing fees (Note 7)	-	20,060	-
Fund administration and accounting fees	14,313	10,140	9,332
Transfer agent fees and expenses	5,019	3,635	2,744
Custody fees	3,855	14,398	3,588
Auditing fees	10,677	10,635	11,997
Trustees' deferred compensation (Note 3)	6,606	6,915	6,176
Trustees' fees and expenses	2,270	4,449	1,526
Chief Compliance Officer fees	2,242	176	961
Accrued other expenses	18,067	8,448	8,109
Total liabilities	96,817	693,169	202,080
Net Assets	$72,003,527	$356,176,429	$7,839,940
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$59,869,132	$389,583,630	$8,778,497
Total distributable earnings (accumulated deficit)	12,134,395	(33,407,201)	(938,557)
Net Assets	$72,003,527	$356,176,429	$7,839,940
Class I:
Shares of beneficial interest issued and outstanding	5,541,738	32,345,743	844,794
Net asset value per share	$12.99	$11.01	$9.28

See Accompanying Notes to Financial Statements.

30

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2022 (Unaudited)

	Aristotle Value Equity Fund	Aristotle Small Cap Equity Fund	Aristotle Core Equity Fund
Assets:
Investments, at cost	$739,494,384	$171,905,563	$162,443,991
Foreign currency, at cost	-	-	-
Investments, at value	$733,305,885	$175,348,037	$163,825,925
Foreign currency, at value	-	-	-
Receivables:
Investment securities sold	-	347,506	-
Fund shares sold	1,149,685	313,871	36,587
Dividends and interest	945,797	95,977	54,804
Reclaims receivable	95,988	-	-
Due from Advisor	-	-	-
Prepaid expenses	46,677	9,351	18,960
Total assets	735,544,032	176,114,742	163,936,276
Liabilities:
Payables:
Investment securities purchased	-	705,857	-
Fund shares redeemed	939,988	162,041	917,471
Advisory fees	372,323	96,370	51,422
Shareholder servicing fees (Note 7)	-	28,877	8,312
Fund administration and accounting fees	54,490	23,335	17,647
Transfer agent fees and expenses	6,239	5,752	3,660
Custody fees	8,743	3,552	5,318
Auditing fees	10,437	11,219	9,854
Trustees' deferred compensation (Note 3)	7,752	6,657	6,457
Trustees' fees and expenses	978	894	728
Chief Compliance Officer fees	306	154	1,178
Accrued other expenses	8,636	8,402	8,594
Total liabilities	1,409,892	1,053,110	1,030,641
Net Assets	$734,134,140	$175,061,632	$162,905,635
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$726,103,147	$169,974,933	$161,269,274
Total distributable earnings (accumulated deficit)	8,030,993	5,086,699	1,636,361
Net Assets	$734,134,140	$175,061,632	$162,905,635
Class I:
Shares of beneficial interest issued and outstanding	43,981,946	13,268,927	9,697,109
Net asset value per share	$16.69	$13.19	$16.80

See Accompanying Notes to Financial Statements.

31

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

	Aristotle/Saul Global Equity Fund	Aristotle International Equity Fund	Aristotle Strategic Credit Fund
Investment income:
Dividends (net of foreign withholding taxes of $81,134, $589,073 and $0, respectively)	$862,721	$5,290,843	$2,250
Interest	127	482	156,104
Total investment income	862,848	5,291,325	158,354
Expenses:
Advisory fees	291,485	1,328,664	19,005
Shareholder servicing fees (Note 7)	-	195,983	-
Fund administration and accounting fees	39,263	131,867	33,688
Transfer agent fees and expenses	7,999	14,256	8,110
Custody fees	9,138	46,832	5,944
Registration fees	10,437	22,811	9,935
Auditing fees	10,427	10,413	11,897
Legal fees	6,557	5,131	3,354
Miscellaneous	3,795	8,476	2,832
Chief Compliance Officer fees	3,099	3,108	2,953
Trustees' fees and expenses	3,060	8,737	2,941
Shareholder reporting fees	3,049	9,050	4,736
Insurance fees	2,452	2,783	2,368
Total expenses	390,761	1,788,111	107,763
Advisory fees recovered (waived)	(57,636)	(269,637)	(19,005)
Other expenses absorbed	-	-	(63,688)
Net expenses	333,125	1,518,474	25,070
Net investment income (loss)	529,723	3,772,851	133,284
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,163,737	(4,135,458)	(11,685)
Foreign currency transactions	(11,473)	(65,296)	-
Net realized gain (loss)	3,152,264	(4,200,754)	(11,685)
Net change in unrealized appreciation/depreciation on:
Investments	(23,877,125)	(105,884,113)	(913,530)
Foreign currency translations	(6,385)	(37,699)	-
Net change in unrealized appreciation/depreciation	(23,883,510)	(105,921,812)	(913,530)
Net realized and unrealized gain (loss)	(20,731,246)	(110,122,566)	(925,215)
Net Increase (Decrease) in Net Assets from Operations	$(20,201,523)	$(106,349,715)	$(791,931)

See Accompanying Notes to Financial Statements.

32

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2022 (Unaudited)

	Aristotle Value Equity Fund	Aristotle Small Cap Equity Fund	Aristotle Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $203,614, $740 and $0, respectively)	$8,042,673	$797,459	$951,168
Interest	1,242	353	231
Total investment income	8,043,915	797,812	951,399
Expenses:
Advisory fees	2,600,389	730,791	431,484
Shareholder servicing fees (Note 7)	-	107,073	107,929
Fund administration and accounting fees	272,190	71,072	62,608
Transfer agent fees and expenses	23,245	9,639	11,364
Custody fees	37,311	15,843	13,602
Registration fees	38,398	10,911	17,404
Auditing fees	10,411	10,427	9,568
Legal fees	12,801	5,256	6,418
Miscellaneous	21,853	4,684	9,087
Chief Compliance Officer fees	3,587	2,953	3,855
Trustees' fees and expenses	7,582	3,466	3,172
Shareholder reporting fees	16,320	4,717	3,485
Insurance fees	2,178	2,569	2,534
Total expenses	3,046,265	979,401	682,510
Advisory fees recovered (waived)	(55,818)	(102,762)	(121,580)
Other expenses absorbed	-	-	-
Net expenses	2,990,447	876,639	560,930
Net investment income (loss)	5,053,468	(78,827)	390,469
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,791,696	5,156,034	(533,703)
Foreign currency transactions	-	-	-
Net realized gain (loss)	5,791,696	5,156,034	(533,703)
Net change in unrealized appreciation/depreciation on:
Investments	(190,363,370)	(42,844,496)	(46,464,750)
Foreign currency translations	-	-	-
Net change in unrealized appreciation/depreciation	(190,363,370)	(42,844,496)	(46,464,750)
Net realized and unrealized gain (loss)	(184,571,674)	(37,688,462)	(46,998,453)
Net Increase (Decrease) in Net Assets from Operations	$(179,518,206)	$(37,767,289)	$(46,607,984)

See Accompanying Notes to Financial Statements.

33

Aristotle/Saul Global Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$529,723	$586,550
Net realized gain (loss) on investments and foreign currency transactions	3,152,264	2,685,810
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(23,883,510)	10,987,859
Net increase (decrease) in net assets resulting from operations	(20,201,523)	14,260,219
Distributions to Shareholders:
Distributions	-	(2,292,553)
Total distributions to shareholders	-	(2,292,553)
Capital Transactions:
Class I:
Net proceeds from shares sold	6,846,430	21,163,818
Reinvestment of distributions	-	1,093,209
Cost of shares redeemed[1]	(8,670,016)	(9,323,738)
Net increase (decrease) in net assets from capital transactions	(1,823,586)	12,933,289
Total increase (decrease) in net assets	(22,025,109)	24,900,955
Net Assets:
Beginning of period	94,028,636	69,127,681
End of period	$72,003,527	$94,028,636
Capital Share Transactions:
Class I:
Shares sold	471,669	1,345,378
Shares reinvested	-	66,863
Shares redeemed	(619,793)	(596,230)
Net increase (decrease) in capital share transactions	(148,124)	816,011

[1]	Net of redemption fee proceeds of $0 and $150, respectively.

See Accompanying Notes to Financial Statements.

34

Aristotle International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,772,851	$2,933,812
Net realized gain (loss) on investments and foreign currency transactions	(4,200,754)	4,795,789
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(105,921,812)	38,013,827
Net increase (decrease) in net assets resulting from operations	(106,349,715)	45,743,428
Distributions to Shareholders:
Distributions	-	(6,634,924)
From return of capital	-	(26,883)
Total distributions to shareholders	-	(6,661,807)
Capital Transactions:
Class I:
Net proceeds from shares sold	152,351,885	157,891,833
Reinvestment of distributions	-	6,440,879
Cost of shares redeemed[1]	(81,302,244)	(56,958,614)
Net increase (decrease) in net assets from capital transactions	71,049,641	107,374,098
Total increase (decrease) in net assets	(35,300,074)	146,455,719
Net Assets:
Beginning of period	391,476,503	245,020,784
End of period	$356,176,429	$391,476,503
Capital Share Transactions:
Class I:
Shares sold	11,997,001	11,473,476
Shares reinvested	-	454,543
Shares redeemed	(6,534,083)	(4,182,655)
Net increase (decrease) in capital share transactions	5,462,918	7,745,364

[1]	Net of redemption fee proceeds of $7,631 and $4,204, respectively.

See Accompanying Notes to Financial Statements.

35

Aristotle Strategic Credit Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$133,284	$245,113
Net realized gain (loss) on investments	(11,685)	297,949
Net change in unrealized appreciation/depreciation on investments	(913,530)	(332,411)
Net increase (decrease) in net assets resulting from operations	(791,931)	210,651
Distributions to Shareholders:
Distributions	(133,865)	(247,330)
Total distributions to shareholders	(133,865)	(247,330)
Capital Transactions:
Class I:
Net proceeds from shares sold	330,265	3,223,314
Reinvestment of distributions	124,181	223,785
Cost of shares redeemed	(300,848)	(3,429,674)
Net increase (decrease) in net assets from capital transactions	153,598	17,425
Total increase (decrease) in net assets	(772,198)	(19,254)
Net Assets:
Beginning of period	8,612,138	8,631,392
End of period	$7,839,940	$8,612,138
Capital Share Transactions:
Class I:
Shares sold	33,405	309,658
Shares reinvested	12,653	21,475
Shares redeemed	(29,668)	(327,683)
Net increase (decrease) in capital share transactions	16,390	3,450

See Accompanying Notes to Financial Statements.

36

Aristotle Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$5,053,468	$5,714,814
Net realized gain (loss) on investments	5,791,696	18,198,323
Net change in unrealized appreciation/depreciation on investments	(190,363,370)	118,375,034
Net increase (decrease) in net assets resulting from operations	(179,518,206)	142,288,171
Distributions to Shareholders:
Distributions	-	(20,963,687)
Total distributions to shareholders	-	(20,963,687)
Capital Transactions:
Class I:
Net proceeds from shares sold	163,675,227	563,921,536
Reinvestment of distributions	-	20,232,496
Cost of shares redeemed[1]	(197,213,477)	(155,079,458)
Net increase (decrease) in net assets from capital transactions	(33,538,250)	429,074,574
Total increase (decrease) in net assets	(213,056,456)	550,399,058
Net Assets:
Beginning of period	947,190,596	396,791,538
End of period	$734,134,140	$947,190,596
Capital Share Transactions:
Class I:
Shares sold	8,654,318	29,413,027
Shares reinvested	-	989,848
Shares redeemed	(10,757,287)	(7,891,578)
Net increase (decrease) in capital share transactions	(2,102,969)	22,511,297

[1]	Net of redemption fee proceeds of $7,859 and $4,503, respectively.

See Accompanying Notes to Financial Statements.

37

Aristotle Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(78,827)	$(118,298)
Net realized gain (loss) on investments	5,156,034	9,495,141
Net change in unrealized appreciation/depreciation on investments	(42,844,496)	22,300,412
Net increase (decrease) in net assets resulting from operations	(37,767,289)	31,677,255
Distributions to Shareholders:
Distributions	-	(6,802,780)
Total distributions to shareholders	-	(6,802,780)
Capital Transactions:
Class I:
Net proceeds from shares sold	27,467,242	45,365,874
Reinvestment of distributions	-	6,796,183
Cost of shares redeemed[1]	(30,514,275)	(22,730,769)
Net increase (decrease) in net assets from capital transactions	(3,047,033)	29,431,288
Total increase (decrease) in net assets	(40,814,322)	54,305,763
Net Assets:
Beginning of period	215,875,954	161,570,191
End of period	$175,061,632	$215,875,954
Capital Share Transactions:
Class I:
Shares sold	1,899,025	2,890,648
Shares reinvested	-	437,616
Shares redeemed	(2,130,538)	(1,454,320)
Net increase (decrease) in capital share transactions	(231,513)	1,873,944

[1]	Net of redemption fee proceeds of $7,140 and $991, respectively.

See Accompanying Notes to Financial Statements.

38

Aristotle Core Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$390,469	$468,586
Net realized gain (loss) on investments	(533,703)	2,438,640
Net change in unrealized appreciation/depreciation on investments	(46,464,750)	26,979,314
Net increase (decrease) in net assets resulting from operations	(46,607,984)	29,886,540

Distributions to Shareholders:
Distributions	-	(2,659,333)
Total distributions to shareholders	-	(2,659,333)

Capital Transactions:
Class I:
Net proceeds from shares sold	43,308,701	71,605,338
Reinvestment of distributions	-	2,605,321
Cost of shares redeemed[1]	(12,307,942)	(13,604,250)
Net increase (decrease) in net assets from capital transactions	31,000,759	60,606,409
Total increase (decrease) in net assets	(15,607,225)	87,833,616

Net Assets:
Beginning of period	178,512,860	90,679,244
End of period	$162,905,635	$178,512,860
Capital Share Transactions:
Class I:
Shares sold	2,208,913	3,643,249
Shares reinvested	-	120,449
Shares redeemed	(672,584)	(679,279)
Net increase (decrease) in capital share transactions	1,536,329	3,084,419

[1]	Net of redemption fee proceeds of $3,305 and $2,413, respectively.

See Accompanying Notes to Financial Statements.

39

Aristotle/Saul Global Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$16.53	$14.18	$12.79	$10.76	$13.29	$11.59
Income from Investment Operations:
Net investment income (loss) [1]	0.09	0.11	0.11	0.12	0.13	0.09
Net realized and unrealized gain (loss)	(3.63)	2.65	2.01	2.83	(1.35)	1.68
Total from investment operations	(3.54)	2.76	2.12	2.95	(1.22)	1.77

Less Distributions:
From net investment income	-	(0.11)	(0.12)	(0.17)	(0.23)	(0.07)
From net realized gain	-	(0.30)	(0.61)	(0.75)	(1.08)	-
Total distributions	-	(0.41)	(0.73)	(0.92)	(1.31)	(0.07)
Redemption fee proceeds[1]	-	- [2]	- [2]	-	- [2]	- [2]
Net asset value, end of period	$12.99	$16.53	$14.18	$12.79	$10.76	$13.29
Total return[3]	(21.42)%[4]	19.54%	16.68%	27.55%	(9.53)%	15.29%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$72,004	$94,029	$69,128	$70,240	$64,844	$107,728
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	0.94%[5]	0.95%	1.07%	1.02%	1.20%	1.25%
After fees waived and expenses absorbed	0.80%[5]	0.80%	0.80%	0.80%	0.93%[6]	0.98%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.13%[5]	0.55%	0.63%	0.75%	0.71%	0.46%
After fees waived and expenses absorbed	1.27%[5]	0.70%	0.90%	0.97%	0.98%	0.73%
Portfolio turnover rate	16%[4]	13%	12%	22%	37%	27%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

40

Aristotle/Saul Global Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class I

[6]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.98%.

See Accompanying Notes to Financial Statements.

41

Aristotle International Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.56	$12.80	$11.66	$9.54	$10.74	$8.89
Income from Investment Operations:
Net investment income (loss) [1]	0.12	0.13	0.10	0.18	0.16	0.15
Net realized and unrealized gain (loss)	(3.67)	1.88	1.11	2.11	(1.22)	1.86
Total from investment operations	(3.55)	2.01	1.21	2.29	(1.06)	2.01

Less Distributions:
From net investment income	-	(0.11)	(0.07)	(0.15)	(0.14)	(0.16)
From net realized gain	-	(0.14)	-	(0.02)	-	-
From return of capital	-	- [2]	-	-	-	-
Total distributions	-	(0.25)	(0.07)	(0.17)	(0.14)	(0.16)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$11.01	$14.56	$12.80	$11.66	$9.54	$10.74
Total return[3]	(24.38)%[4]	15.79%	10.40%	23.98%	(9.89)%	22.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$356,176	$391,477	$245,021	$91,225	$45,636	$16,677
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.94%[5]	0.93%	1.04%	1.17%	1.42%	2.38%
After fees waived and expenses absorbed	0.80%[5]	0.80%	0.80%	0.80%	0.88%[6]	0.93%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.85%[5]	0.78%	0.72%	1.26%	0.90%	0.09%
After fees waived and expenses absorbed	1.99%[5]	0.91%	0.96%	1.63%	1.44%	1.54%
Portfolio turnover rate	6%[4]	10%	14%	11%	17%	10%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.93%.

See Accompanying Notes to Financial Statements.

42

Aristotle Strategic Credit Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.40	$10.46	$10.07	$9.39	$9.96	$9.94
Income from Investment Operations:
Net investment income (loss)	0.16	0.32	0.32	0.40	0.41	0.41
Net realized and unrealized gain (loss)	(1.12)	(0.06)	0.39	0.68	(0.56)	0.02
Total from investment operations	(0.96)	0.26	0.71	1.08	(0.15)	0.43

Less Distributions:
From net investment income	(0.16)	(0.32)	(0.32)	(0.40)	(0.42)	(0.41)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.16)	(0.32)	(0.32)	(0.40)	(0.42)	(0.41)
Redemption fee proceeds[1]	-	-	- [2]	-	-	-
Net asset value, end of period	$9.28	$10.40	$10.46	$10.07	$9.39	$9.96
Total return[3]	(9.28)%[4]	2.56%	7.26%	11.71%	(1.58)%	4.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,840	$8,612	$8,631	$5,972	$4,818	$7,251
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.67%[5]	2.72%	3.22%	3.94%	4.03%	2.96%
After fees waived and expenses absorbed	0.62%[5]	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.25%[5]	0.94%	0.60%	0.69%	0.80%	1.73%
After fees waived and expenses absorbed	3.30%[5]	3.04%	3.20%	4.01%	4.21%	4.07%
Portfolio turnover rate	20%[4]	104%	46%	54%	89%	69%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

43

Aristotle Value Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.55	$16.83	$14.79	$11.29	$12.64	$10.45
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.16	0.13	0.13	0.13	0.11
Net realized and unrealized gain (loss)	(3.97)	4.03	2.00	3.50	(1.33)	2.20
Total from investment operations	(3.86)	4.19	2.13	3.63	(1.20)	2.31

Less Distributions:
From net investment income	-	(0.13)	(0.09)	(0.13)	(0.07)	(0.06)
From net realized gain	-	(0.34)	-	-	(0.08)	(0.06)
Total distributions	-	(0.47)	(0.09)	(0.13)	(0.15)	(0.12)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$16.69	$20.55	$16.83	$14.79	$11.29	$12.64
Total return[3]	(18.78)%[4]	24.90%	14.38%	32.18%	(9.53)%	22.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$734,134	$947,191	$396,792	$99,537	$98,731	$9,170
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.70%[5]	0.71%	0.79%	0.93%	0.96%	4.53%
After fees waived and expenses absorbed	0.69%[5]	0.69%	0.70%[6]	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.15%[5]	0.78%	0.83%	0.82%	0.89%	(2.80)%
After fees waived and expenses absorbed	1.16%[5]	0.80%	0.92%	0.97%	1.07%	0.95%
Portfolio turnover rate	14%[4]	14%	14%	86%	18%	14%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective March 1, 2020, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of average daily net assets of the Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.

See Accompanying Notes to Financial Statements.

44

Aristotle Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.99	$13.90	$12.96	$10.74	$12.83	$11.40
Income from Investment Operations:
Net investment income (loss) [1]	(0.01)	(0.01)	0.01	0.01	0.01	- [2]
Net realized and unrealized gain (loss)	(2.79)	2.61	1.19	2.41	(1.56)	2.03
Total from investment operations	(2.80)	2.60	1.20	2.42	(1.55)	2.03

Less Distributions:
From net investment income	-	- [2]	- [2]	- [2]	(0.01)	-
From net realized gain	-	(0.51)	(0.26)	(0.20)	(0.53)	(0.60)
Total distributions	-	(0.51)	(0.26)	(0.20)	(0.54)	(0.60)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-	- [2]
Net asset value, end of period	$13.19	$15.99	$13.90	$12.96	$10.74	$12.83
Total return[3]	(17.51)%[4]	18.87%	9.31%	22.59%	(12.29)%	17.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$175,062	$215,876	$161,570	$117,255	$40,902	$11,422
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.01%[5]	1.00%	1.13%	1.16%	1.44%	4.96%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	0.90%	1.04%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.19)%[5]	(0.16)%	(0.17)%	(0.21)%	(0.46)%	(3.90)%
After fees waived and expenses absorbed	(0.08)%[5]	(0.06)%	0.06%	0.05%	0.08%	0.02%
Portfolio turnover rate	16%[4]	14%	24%	59%	94%	42%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 1, 2017, the Advisor has contractually agreed to limit the operating expense to 0.90%. Prior to September 1, 2017, the Advisor had contractually agreed to limit the operating expenses to 1.15%.

See Accompanying Notes to Financial Statements.

45

Aristotle Core Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,				For the Period March 31, 2017* through December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.87	$17.86	$14.33	$10.66	$11.42	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.04	0.07	0.10	0.09	0.08	0.07
Net realized and unrealized gain (loss)	(5.11)	4.28	3.58	3.67	(0.72)	1.39
Total from investment operations	(5.07)	4.35	3.68	3.76	(0.64)	1.46

Less Distributions:
From net investment income	-	(0.06)	(0.07)	(0.07)	(0.07)	(0.04)
From net realized gain	-	(0.28)	(0.08)	(0.02)	(0.05)	-
Total distributions	-	(0.34)	(0.15)	(0.09)	(0.12)	(0.04)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-	-
Net asset value, end of period	$16.80	$21.87	$17.86	$14.33	$10.66	$11.42
Total return[3]	(23.18)%[4]	24.34%	25.69%	35.24%	(5.66)%	14.64%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$162,906	$178,513	$90,679	$27,269	$10,755	$6,880
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.79%[5]	0.79%	0.96%	1.47%	2.59%	5.85%[5]
After fees waived and expenses absorbed	0.65%[5]	0.65%	0.65%	0.65%	0.65%	0.65%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.31%[5]	0.19%	0.31%	(0.15)%	(1.28)%	(4.40)%[5]
After fees waived and expenses absorbed	0.45%[5]	0.33%	0.62%	0.67%	0.66%	0.80%[5]
Portfolio turnover rate	11%[4]	8%	20%	18%	32%	22%[4]

*	Commencement of operations
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

46

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Equity Fund (the ‘‘Global Equity Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund”) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Global Equity Fund’s primary investment objective is to maximize long-term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

47

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

(b) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

48

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2019-2021, and as of and during the six months ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Global Equity Fund, International Equity Fund, Value Equity Fund, Small Cap Equity Fund and Core Equity Fund will make distributions of net investment income, if any, at least annually, typically in December. The Strategic Credit Fund will make distributions of net investment income monthly. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

49

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with Aristotle Capital Management, LLC, Aristotle Credit Partners, LLC, Aristotle Capital Boston, LLC and Aristotle Atlantic Partners, LLC (the “Advisors”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the respective Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

	Investment Advisors	Investment Advisory Fees
Global Equity Fund	Aristotle Capital Management, LLC	0.70%
International Equity Fund	Aristotle Capital Management, LLC	0.70%
Strategic Credit Fund	Aristotle Credit Partners, LLC	0.47%
Value Equity Fund	Aristotle Capital Management, LLC	0.60%
Small Cap Equity Fund	Aristotle Capital Boston, LLC	0.75%
Core Equity Fund	Aristotle Atlantic Partners, LLC	0.50%

The respective Advisor for each Fund has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims pertaining to the Global Equity Fund and the International Equity Fund, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation).

The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund:

	Agreement Expires	Total Limit on Annual Operating Expenses†
Global Equity Fund	April 30, 2023	0.80%
International Equity Fund	April 30, 2023	0.80%
Strategic Credit Fund	April 30, 2023	0.62%
Value Equity Fund	April 30, 2023	0.69%
Small Cap Equity Fund	April 30, 2023	0.90%
Core Equity Fund	April 30, 2023	0.65%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
50

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

For the six months ended June 30, 2022, the respective Advisor waived its advisory fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Global Equity Fund	$57,636	$-	$57,636
International Equity Fund	269,637	-	269,637
Strategic Credit Fund	19,005	63,688	82,693
Value Equity Fund	55,818	-	55,818
Small Cap Equity Fund	102,762	-	102,762
Core Equity Fund	121,580	-	121,580

The respective Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Each Advisor may recapture all or a portion of these amounts no later than December 31, of the years stated below:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
2022	$151,272	$251,277	$176,924	$123,495	$189,206	$160,016
2023	166,116	310,272	190,652	185,067	291,617	159,869
2024	125,157	413,988	169,449	145,899	200,374	200,627
2025	57,636	269,637	82,693	55,818	102,762	121,580
Total	$500,181	$1,245,174	$619,718	$510,279	$783,959	$642,092

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2022 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

51

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2022, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2022, the gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund
Cost of investments	$64,330,452	$387,749,595	$8,772,461

Gross unrealized appreciation	$14,358,048	$22,308,661	$-
Gross unrealized depreciation	(6,879,695)	(55,222,098)	(853,568)
Net unrealized appreciation (depreciation) on investments	$7,478,353	$(32,913,437)	$(853,568)

	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$740,855,026	$177,959,276	$162,633,078

Gross unrealized appreciation	$78,662,009	$26,183,356	$21,304,721
Gross unrealized depreciation	(86,211,150)	(28,794,595)	(20,111,874)
Net unrealized appreciation (depreciation) on investments	$(7,549,141)	$(2,611,239)	$1,192,847

Any differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

52

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

As of December 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund
Undistributed ordinary income	$8,191	$-	$690
Undistributed long-term capital gains	962,992	-	-

Tax accumulated earnings	971,183	-	690

Accumulated capital and other losses	-	(15,305)	(66,975)
Net unrealized appreciation on investments	31,371,754	72,970,676	59,962
Net unrealized depreciation on foreign currency	(163)	(5,957)	-
Unrealized deferred compensation	(6,855)	(6,901)	(6,438)
Total accumulated earnings (deficit)	$32,335,919	$72,942,513	$(12,761)

	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Undistributed ordinary income	$94,842	$17,027	$2,562
Undistributed long-term capital gains	4,647,467	2,601,088	590,776

Tax accumulated earnings	4,742,309	2,618,115	593,338

Accumulated capital and other losses	-	-	-
Net unrealized appreciation on investments	182,814,229	40,242,668	47,657,597
Net unrealized appreciation on foreign currency	-	-	-
Unrealized deferred compensation	(7,339)	(6,795)	(6,590)
Total accumulated earnings	$187,549,199	$42,853,988	$48,244,345

The tax character of the distributions paid during the fiscal year ended December 31, 2021 and December 31, 2020 were as follows:

	Global Equity Fund		International Equity Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary income	$615,067	$673,955	$2,924,031	$1,184,366
Net long-term capital gains	1,677,486	2,713,528	3,710,893	-
Return of Capital	-	-	26,883	-
Total distributions paid	$2,292,553	$3,387,483	$6,661,807	$1,184,366

53

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

	Strategic Credit Fund		Value Equity Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary income	$247,330	$235,505	$10,075,362	$1,825,277
Net long-term capital gains	-	-	10,888,325	-
Return of Capital	-	-	-	-
Total distributions paid	$247,330	$235,505	$20,963,687	$1,825,277

	Small Cap Equity Fund		Core Equity Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary income	$1,580,902	$276,873	$1,230,443	$323,886
Net long-term capital gains	5,221,878	2,725,824	1,428,890	374,632
Return of Capital	-	-	-	-
Total distributions paid	$6,802,780	$3,002,697	$2,659,333	$698,518

As of December 31, 2021, the International Equity Fund had qualified late-year ordinary losses of $15,305, which are deferred until fiscal year 2022 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year, and net late-year specified losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

At December 31, 2021, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Global Equity Fund	$-	$-	$-
International Equity Fund	-	-	-
Strategic Credit Fund	66,975	-	66,975
Value Equity Fund	-	-	-
Small Cap Equity Fund	-	-	-
Core Equity Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended December 31, 2021, the International Equity Fund and Strategic Credit Fund utilized $1,923,116 and $298,388 of non-expiring capital loss carry forwards, respectively.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2022 and for the year ended December 31, 2021, redemption fees were as follows:

54

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Global Equity Fund	$-	$150
International Equity Fund	7,631	4,204
Strategic Credit Fund	-	-
Value Equity Fund	7,859	4,503
Small Cap Equity Fund	7,140	991
Core Equity Fund	3,305	2,413

Note 6 – Investment Transactions

For the six months ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Global Equity Fund	$13,267,442	$13,858,054
International Equity Fund	97,031,264	22,443,864
Strategic Credit Fund	2,468,173	1,556,109
Value Equity Fund	115,833,003	131,781,731
Small Cap Equity Fund	31,828,589	30,163,691
Core Equity Fund	51,538,927	19,057,491

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2022, the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
55

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2022, in valuing the Funds’ assets carried at fair value:

Global Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$69,896,129	$-	$-	$69,896,129
Short-Term Investments	1,912,676	-	-	1,912,676
Total Investments	$71,808,805	$-	$-	$71,808,805

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$344,640,966	$-	$-	$344,640,966
Short-Term Investments	10,195,192	-	-	10,195,192
Total Investments	$354,836,158	$-	$-	$354,836,158

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Bank Loans[2]	$-	$374,278	$-	$374,278
Corporate Bonds[2]	-	6,982,676	-	6,982,676
Preferred Stocks	73,208	-	-	73,208
Short-Term Investments	488,731	-	-	488,731
Total Investments	$561,939	$7,356,954	$-	$7,918,893

56

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$718,252,970	$-	$-	$718,252,970
Short-Term Investments	15,052,915	-	-	15,052,915
Total Investments	$733,305,885	$-	$-	$733,305,885

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$169,861,559	$-	$-	$169,861,559
Exchange-Traded Funds	3,069,420	-	-	3,069,420
Short-Term Investments	2,417,058	-	-	2,417,058
Total Investments	$175,348,037	$-	$-	$175,348,037

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$159,697,261	$-	$-	$159,697,261
Short-Term Investments	4,128,664	-	-	4,128,664
Total Investments	$163,825,925	$-	$-	$163,825,925

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification and major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds and bank loans held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Note 10 – Unfunded Commitments

The Strategic Credit Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statements of Assets and Liabilities.

As of June 30, 2022, the Strategic Credit Fund had no unfunded loan commitments outstanding.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

57

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Note 12 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

58

Aristotle Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Global Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/22	6/30/22	1/1/22 – 6/30/22
Actual Performance	$1,000.00	$785.80	$3.55
Hypothetical (5% annual return before expenses)	1,000.00	1,020.82	4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
59

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2022 (Unaudited)

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/22	6/30/22	1/1/22 – 6/30/22
Actual Performance	$1,000.00	$756.20	$3.48
Hypothetical (5% annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Strategic Credit Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/22	6/30/22	1/1/22 – 6/30/22
Actual Performance	$1,000.00	$907.20	$2.93
Hypothetical (5% annual return before expenses)	1,000.00	1,021.72	3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver and other expenses absorbed. Assumes all dividends and distributions were reinvested.

Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/22	6/30/22	1/1/22 – 6/30/22
Actual Performance	$1,000.00	$812.20	$3.10
Hypothetical (5% annual return before expenses)	1,000.00	1,021.37	3.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
60

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2022 (Unaudited)

Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/22	6/30/22	1/1/22 – 6/30/22
Actual Performance	$1,000.00	$824.90	$4.07
Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Core Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/22	6/30/22	1/1/22 – 6/30/22
Actual Performance	$1,000.00	$768.20	$2.85
Hypothetical (5% annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
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Aristotle Funds

Each a series of Investment Managers Series Trust

Investment Advisors

Aristotle Capital Management, LLC

11100 Santa Monica Boulevard, Suite 1700

Los Angeles, California 90025

Aristotle Credit Partners, LLC

840 Newport Center Drive, Suite 600

Newport Beach, California 92660

Aristotle Capital Boston, LLC

One Federal Street, 36th Floor

Boston, Massachusetts 02110

Aristotle Atlantic Partners, LLC

50 Central Avenue, Suite 750

Sarasota, Florida 34236

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Equity Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297
Aristotle Strategic Credit Fund – Class I	ARSSX	461 41Q 824
Aristotle Value Equity Fund – Class I	ARSQX	461 41Q 634
Aristotle Small Cap Equity Fund – Class I	ARSBX	461 41Q 626
Aristotle Core Equity Fund – Class I	ARSLX	461 41Q 360

Privacy Principles of the Aristotle Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 661-6691 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 661-6691.

Aristotle Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 661-6691

Item 1. Report to Stockholders (Continued).

(a)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/8/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/8/2022